Fair Value - Nonrecurring Hierarchy (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned, net	$ 1,271	$ 2,429
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	0	0
Other real estate owned, net	0	0
Total assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	0	0
Other real estate owned, net	0	0
Total assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	356	1,384
Other real estate owned, net	1,271	2,429
Total assets, Fair Value Disclosure, Nonrecurring	$ 1,627	$ 3,813